Expense Example, No Redemption - Columbia Commodity Strategy Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 682
Expense Example, No Redemption, 3 Years	908
Expense Example, No Redemption, 5 Years	1,151
Expense Example, No Redemption, 10 Years	1,849
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	2,180
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,635
Class Inst
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
Class Adv
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
Class Inst2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Class Inst3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	$ 871